Schedule of Accrued Expenses and Other Current Liabilities (Details) - CNY (¥) ¥ in Thousands	Jun. 30, 2026	Dec. 31, 2025
Payables and Accruals [Abstract]
Professional service fees	¥ 13,328	¥ 12,022
Refund liability	4,825	5,801
Accrued expenses	545	549
Others	1,469	834
Total	¥ 20,167	¥ 19,206